Note 11 - Taxation - Deferred Tax (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Mar. 31, 2019
Statement Line Items [Line Items]
Deferred tax assets	$ 2,495	$ 1,347	$ 2,113	$ 2,054
Deferred tax liabilities	(411)	0	(1)	(1)
Net deferred tax asset	$ 2,084	$ 1,347	$ 2,112	$ 2,053